Acquisitions - Schedule of Interim Condensed Consolidated Statement of Profit or Loss (Details) - Juve Stabia [Member]	6 Months Ended
Jun. 30, 2025 EUR (€)
Schedule of Interim Condensed Consolidated Statement of Profit or Loss [Line Items]
Revenue	€ 410
Cost of revenue
Gross profit	410
Operating expenses:
General and administrative expense	646,827
Total operating expenses	646,827
Operating loss	(646,417)
Other income (expense):
Finance costs	(356)
Other income	44
Total other expenses, net	(312)
Loss before income taxes	(646,729)
Provision for income taxes
Net loss	€ (646,729)